CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 4,288,868	$ 623,791	¥ 5,816,832	¥ 6,277,183
Cost of revenues	(3,198,195)	(465,158)	(4,527,284)	(4,524,897)
Gross profit	1,090,673	158,633	1,289,548	1,752,286
Operating expenses:
Fulfillment expenses	(367,212)	(53,409)	(580,792)	(769,651)
Marketing expenses	(634,732)	(92,318)	(401,756)	(427,827)
Technology and content expenses	(198,408)	(28,857)	(200,342)	(216,310)
General and administrative expenses	(145,940)	(21,226)	(144,883)	(206,243)
Impairment of goodwill	(15,291)	(2,224)	0	0
Total operating expenses	(1,361,583)	(198,034)	(1,327,773)	(1,620,031)
Income/(loss) from operations	(270,910)	(39,401)	(38,225)	132,255
Other income/(expenses):
Interest income	94,043	13,678	65,515	85,597
Others, net	386,635	56,235	(45,393)	76,271
Share of income/(loss) from equity method investments	(1)	0	4,903	2,452
Impairment of investments, net of tax of nil	(82,372)	(11,981)	0	(114,789)
Income/(loss) before tax	127,395	18,531	(13,200)	181,786
Income tax expenses	(9,894)	(1,439)	(23,778)	(31,604)
Net income/(loss)	117,501	17,092	(36,978)	150,182
Net income attributable to non-controlling interests	(272)	(40)	0	(7,958)
Net income/(loss) attributable to Jumei International Holding Limited's ordinary shareholders	117,229	17,052	(36,978)	142,224
Net income/(loss)	117,501	17,092	(36,978)	150,182
Fair value change – investment security, net of tax	0	0	14,411	(68,309)
Reclassification of unrealized loss/(gain) into the consolidated statements of comprehensive income/(loss)	(16,599)	(2,414)	0	114,789
Foreign currency translation adjustment, net of nil tax	66,429	9,662	(20,808)	31,604
Total comprehensive income/(loss)	167,331	24,340	(43,375)	228,266
Comprehensive income attributable to non-controlling interests	(272)	(40)	0	(8,600)
Comprehensive income/(loss) attributable to Jumei International Holding Limited	¥ 167,059	$ 24,300	¥ (43,375)	¥ 219,666
Net income/(loss) per share attributable to Jumei International Holding Limited's ordinary shareholders
- Basic (in shares) | (per share)	¥ 0.83	$ 0.12	¥ (0.25)	¥ 0.95
- Diluted (in shares) | (per share)	¥ 0.83	$ 0.12	¥ (0.25)	¥ 0.95
Weighted average shares outstanding used in computing net income per share attributable to Jumei International Holding Limited's ordinary shareholders
- Basic	141,291,417	141,291,417	149,790,335	149,477,388
- Diluted	141,763,458	141,763,458	149,790,335	150,069,205
Merchandise sales
Net revenues:
Total net revenues	¥ 3,359,241	$ 488,581	¥ 5,634,156	¥ 6,174,721
Services and others
Net revenues:
Total net revenues	¥ 929,627	$ 135,210	¥ 182,676	¥ 102,462
ADS
Net income/(loss) per share attributable to Jumei International Holding Limited's ordinary shareholders
- Basic (in shares) | (per share)	¥ 0.83	$ 0.12	¥ (0.25)	¥ 0.95
- Diluted (in shares) | (per share)	¥ 0.83	$ 0.12	¥ (0.25)	¥ 0.95